Calvert
VP Volatility Managed Growth Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 88.5%

Security	Shares	Value
Equity Exchange-Traded Funds — 73.7%
Financial Select Sector SPDR Fund(1)	130,000	$ 2,706,600
iShares Core S&P Mid-Cap ETF	49,000	7,049,140
iShares Russell 2000 ETF(1)	50,000	5,723,000
iShares S&P 500 Growth ETF	80,000	13,204,000
iShares S&P 500 Value ETF	125,200	12,050,500
iShares S&P Mid-Cap 400 Value ETF	11,000	1,207,250
Vanguard FTSE Developed Markets ETF	546,000	18,203,640
Vanguard FTSE Emerging Markets ETF	67,000	2,247,850
Vanguard REIT ETF	66,000	4,610,100
Vanguard S&P 500 ETF	119,000	28,181,580
		$95,183,660
Fixed-Income Exchange-Traded Fund — 14.8%
iShares Core U.S. Aggregate Bond ETF	166,000	$19,151,420
		$19,151,420
Total Exchange-Traded Funds (identified cost $106,478,584)		$114,335,080

Short-Term Investments — 0.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(2)	453,198	$ 453,198
Total Short-Term Investments (identified cost $453,198)		$ 453,198
Total Investments — 88.9% (identified cost $106,931,782)		$114,788,278
Other Assets, Less Liabilities — 11.1%		$ 14,363,207
Net Assets — 100.0%		$129,151,485

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $8,326,990 and the total market value of the collateral received by the Fund was $8,628,851, comprised of cash of $453,198 and U.S. government and/or agencies securities of $8,175,653.
(2)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(198)	Short	6/19/20	$(11,361,240)	$630,312
E-mini S&P 500 Index	(322)	Short	6/19/20	(41,372,170)	1,619,844
E-mini S&P MidCap 400 Index	(56)	Short	6/19/20	(8,051,680)	(299,912)
MSCI EAFE Index	(218)	Short	6/19/20	(16,996,370)	(944,884)
					$1,005,360
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP Volatility Managed Growth Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$114,335,080	$—	$—	$114,335,080
Short-Term Investments	453,198	—	—	453,198
Total Investments	$114,788,278	$ —	$ —	$114,788,278
Futures Contracts	$2,250,156	$ —	$ —	$2,250,156
Total	$117,038,434	$ —	$ —	$117,038,434
Liability Description
Futures Contracts	$(1,244,796)	$ —	$ —	$(1,244,796)
Total	$(1,244,796)	$ —	$ —	$(1,244,796)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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